PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Leasehold improvements					$ 12,928
Furniture & fixtures					$ 16,839
Purchase of property plant and equipment	$ 0	$ 0	$ 0	$ 0
Depreciation expenses	$ 2,977	$ 2,977	$ 5,953	5,953
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Furniture & fixtures useful life	5 years		5 years		5 years
Depreciation expenses	$ 1,293		$ 2,586	$ 2,586
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture & fixtures useful life					5 years